FI - Difference between fair value and unpaid principle balances (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Cash and Due from Banks	SFr 115	SFr 212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Loans	14,873	15,307
Other assets	7,263	9,018
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,828)	(15,262)
Short-term borrowings	(8,068)	(11,019)
Long-term debt	(63,935)	(63,628)
Other liabilities	(9,001)	(8,624)
Aggregate fair value
Loans
Non-interest-earning loans	640	708
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Loans	14,873	15,307
Other assets	6,706	8,468
Due to banks and customer deposits	(859)	(907)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,828)	(15,262)
Short-term borrowings	(8,068)	(11,019)
Long-term debt	(63,935)	(63,628)
Other liabilities	(2,068)	(661)
Aggregate unpaid principal
Loans
Non-interest-earning loans	3,493	3,375
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,637	76,643
Loans	15,441	15,372
Other assets	9,240	10,910
Due to banks and customer deposits	(778)	(861)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,827)	(15,180)
Short-term borrowings	(8,647)	(11,104)
Long-term debt	(70,883)	(63,759)
Other liabilities	(3,125)	(1,716)
Difference
Loans
Non-interest-earning loans, Difference	(2,853)	(2,667)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	181	855
Loans	(568)	(65)
Other assets	(2,534)	(2,442)
Due to banks and customer deposits	(81)	(46)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)	(82)
Short-term borrowings	579	85
Long-term debt	6,948	131
Other liabilities	1,057	1,055
Bank
Financial instruments
Cash and Due from Banks	115	212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Loans	14,873	15,307
Other assets	7,263	9,018
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,828)	(15,262)
Short-term borrowings	(8,068)	(11,019)
Long-term debt	(63,027)	(62,622)
Other liabilities	(8,983)	(8,590)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	640	708
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Loans	14,873	15,307
Other assets	6,706	8,468
Due to banks and customer deposits	(859)	(907)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,828)	(15,262)
Short-term borrowings	(8,068)	(11,019)
Long-term debt	(63,027)	(62,622)
Other liabilities	(2,068)	(661)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	3,493	3,375
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,637	76,643
Loans	15,441	15,372
Other assets	9,240	10,910
Due to banks and customer deposits	(778)	(861)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,827)	(15,180)
Short-term borrowings	(8,647)	(11,104)
Long-term debt	(69,914)	(62,813)
Other liabilities	(3,125)	(1,716)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(2,853)	(2,667)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	181	855
Loans	(568)	(65)
Other assets	(2,534)	(2,442)
Due to banks and customer deposits	(81)	(46)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)	(82)
Short-term borrowings	579	85
Long-term debt	6,887	191
Other liabilities	SFr 1,057	SFr 1,055